NEW ACCOUNTING STANDARDS (Details) $ in Millions	Dec. 31, 2014 USD ($)
New Accounting Policy [Line Items]
Deferred Finance Costs Net	$ 81
San Diego Gas and Electric Company [Member]
New Accounting Policy [Line Items]
Deferred Finance Costs Net	36
Southern California Gas Company [Member]
New Accounting Policy [Line Items]
Deferred Finance Costs Net	$ 15